Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recent Accounting Pronouncements
(a) Intangibles - Goodwill and Other
On July 27, 2012, the FASB issued an update to the accounting standard on intangibles. The update amends guidance on testing indefinite-lived intangible assets for impairment to permit an optional qualitative assessment prior to performing a fair value calculation. If the result of the qualitative assessment determines it is more likely than not that an indefinite-lived intangible asset is not impaired, a quantitative fair value calculation would not be required. This update is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, however, early adoption is permitted. Federated elected to early adopt the new guidance effective October 1, 2012 in connection with its annual impairment testing of indefinite-lived intangible assets. The adoption of the update did not have a financial impact on Federated's Consolidated Financial Statements.
On January 1, 2012, Federated adopted a FASB update to the accounting standard on intangibles that amends guidance on testing goodwill for impairment to permit a qualitative assessment prior to performance of the two-step impairment test. If the result of the qualitative assessment reveals that there are no indicators of impairment, a quantitative calculation would not be required. This update did not have a financial impact on Federated's Consolidated Financial Statements.
(b) Fair Value Measurement
On January 1, 2012, Federated adopted updated requirements for expanded fair-value disclosures as issued by the FASB. The update amends certain fair value measurement guidance and expands disclosure requirements primarily for fair value measurements utilizing significant unobservable inputs (Level 3) and items not measured at fair value but for which fair value must be disclosed. As the updates affect disclosure only, the adoption of the update did not have a financial impact on Federated’s Consolidated Financial Statements.
(c) Comprehensive Income
On January 1, 2012, Federated adopted FASB updates to the accounting standard on the presentation of comprehensive income that requires presentation of the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Federated elected to present the components of comprehensive income in two separate but consecutive statements and as a result, began reporting the Consolidated Statements of Comprehensive Income.